UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 – December 31, 2016

Item 1.	Report to Shareholders.

SEMI-ANNUAL REPORT

DECEMBER 31, 2016

Cullen International High Dividend | Cullen High Dividend Equity | Cullen Small Cap Value
Cullen Value | Cullen Emerging Markets High Dividend Equity | Cullen Enhanced Equity Income

Cullen Funds Trust	Shareholder Letter
December 31, 2016 (Unaudited)

February 28, 2017

Retail Class Performance for the six months ended December 31, 2016 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	2.76%
S&P 500 Index	7.82%
Cullen International High Dividend Fund	-0.05%
MSCI EAFE Index	5.78%
Cullen Small Cap Value Fund	21.68%
Russell 2500 Value Index	16.09%
Cullen Value Fund	8.05%
S&P 500 Index	7.82%
Cullen Emerging Markets High Dividend Fund	0.09%
MSCI Emerging Markets Index	4.70%
Cullen Enhanced Equity Income Fund	4.01%
CBOE S&P 500 BuyWrite Index	4.52%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 26-35 of this annual report.

Portfolio Review-High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to stock selection effects, most notably in the Financials, Industrials, and Consumer Staples. Our underweight allocation to the Information Technology sector and overweight allocation to the Consumer Staples sector also contributed to relative performance, with the Fund’s overweight allocation to the Financials and underweight to the Consumer Discretionary sectors partially offsetting the aforementioned impacts.

Portfolio Review-International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to sector allocation effects, most notably its overweight allocation to the Consumer Staples, Telecommunication Services, and Health Care sectors and underweight allocation to the Materials sector. Stock selection effects also contributed to relative performance most notably within the Consumer Staples and Consumer Discretionary sectors, with the positive stock selection in the Industrials and Health Care sectors partially offsetting the aforementioned impacts.

Portfolio Review-Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to stock selection impacts, most notably within the Financials, Industrials, and Consumer Discretionary sectors. Sector allocation also contributed to relative performance most notably being the Fund’s underweight allocation to the Real Estate and Utilities sectors. Stock selection in the Information Technology and Materials sectors partially offset the aforementioned impacts as did the Fund’s average cash balance during the period.

Portfolio Review-Value Fund

The Value Fund’s performance versus the S&P 500 Value Index during the period was primarily due to sector allocation impacts, most notably due to the Fund’s underweight allocation to the Energy and Materials sectors and overweight allocation to the Industrials sector. Stock selection impacts within the Information Technology and Industrials sectors also contributed to relative performance as did the Fund’s average cash balance during the period.

Portfolio Review-Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to sector allocation effects, most notably the Fund’s overweight allocation to the Telecommunication Services, Consumer Discretionary, and Materials sectors. Stock selection in the Consumer Staples and Financials sectors further contributed to relative performance during the period, with stock selection in the Industrials and Utilities sectors partially offsetting the aforementioned impacts.

Semi-Annual Report | December 31, 2016	1

Cullen Funds Trust	Shareholder Letter
December 31, 2016 (Unaudited)

Portfolio Review-Enhanced Equity Income Fund

The US Enhanced Equity Income Fund’s performance versus the CBOE S&P 500 BuyWrite Index during the period was primarily due to stock selection effects, most notably in the Financial and Health Care sectors. Our underweight allocation to the Information Technology sector and overweight allocation to the Telecommunication Services sector also contributed to relative performance, with the Fund’s overweight allocation to the Financials sector and underweight allocation to the Consumer Discretionary sector partially offsetting the aforementioned impacts. The CBOE S&P 500 BuyWrite Index hypothetically assumes a covered call option is written on the entire underlying S&P 500 Index generally on the third Friday of each month, whereas the Fund selectively writes covered call options on approximately 25-40% of the underlying portfolio throughout the month as options are deemed attractive to sell. Given the underlying S&P 500 Index’s appreciation during the period, covered call options1 accordingly limited part cipation in the capital appreciation of the underlying.

Outlook

The success of President Trump’s economic agenda hinges on the interplay between his aggressively pro-growth economic policies and his isolationist approach to global trade and foreign policy. In the United States, the current expansion, which began in early 2009, is entering its eight year and is now the second longest bull market since 1928. With U.S. equity markets trading at elevated valuation levels, further appreciation will depend heavily on earnings growth, particularly since price-to-earnings multiples have historically tended to contract when inflation rises. For the time being, the market appears to be looking past potential challenges ahead: the new Administration’s ability to transform broad themes into concrete policy proposals; the willingness of Congress to support drastic increases in infrastructure spending or any rollback of federal regulation; and the amount of debt Trump’s proposals would add to the country’s already historic debt burden, currently the highest since President Truman in the 1940s. Furthermore, as the Federal Reserve embarks on a gradual rate hike cycle in 2017, it is worth noting that since the Second World War, the central bank has embarked on twelve rate hike cycles in an attempt to engineer soft economic landings. However, it has only been successful once in the mid-1990s, while the other eleven instances have resulted in recessions and equity bear markets.

With monetary policy in several other major developed markets likely to embark on a normalization path, investors need to be well positioned for this eventuality. In this regard, a study in 2016 titled “The Case for Global Dividends: Valuations And the Impact of Rising Rates” by O’Shaughnessy Asset Management shows that during periods with 100 basis points2 moves upwards in U.S. long-term interest rates from 1970 to 2012, the global top decile of equities by dividend yield3 has outperformed the broad market by an annualized 440 basis points. Moreover, rising interest rates and inflation expectations typically restrain Price/Earnings4 multiples for equities, an environment that favors value stocks. In this context, we believe that our disciplined approach to investing in high quality companies with solid balance sheets, cheap valuations and sustainable and growing streams of dividends remains a sound strategy.

With equity price multiples having recovered closer to historical norms, going forward we believe that the bulk of equity market returns will be generated via the components of dividend yield and earnings/dividend growth, which is in line with the long-term norm of equity markets globally. On both these measures, our portfolios own compan es with strong balance sheets and continued earnings/dividend growth potential, and we anticipate that this trend will continue in 2017 and beyond.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

1 Call option is an agreement that gives an investor the right, but not the obligation, to buy a stock, bond, commodity or other instrument at a specified price within a specific time period.

2 Basis point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

3 Dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price. Dividend yield is represented as a percentage and can be calculated by dividing the dollar value of dividends paid in a given year per share of stock held by the dollar value of one share of stock.

4 The Price-to-Earnings Ratio, or Price/Earnings, is a ratio for valuing a company that measures its current share price relative to its per share earnings.

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
December 31, 2016 (Unaudited)

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (2/17)

Semi-Annual Report | December 31, 2016	3

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2016 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net Expense	Beginning Account Value	Ending Account Value	Expenses Paid During Period July 1, 2016 to
	Ratio(a)	July 1, 2016	December 31, 2016	December 31, 2016(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$999.50	$6.30
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$995.80	$10.06
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$1,001.90	$5.05
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class R1
Actual	1.70%	$1,000.00	$997.20	$8.56
Hypothetical (5% return before expenses)	1.70%	$1,000.00	$1,016.64	$8.64

Class R2
Actual	1.45%	$1,000.00	$999.20	$7.31
Hypothetical (5% return before expenses)	1.45%	$1,000.00	$1,017.90	$7.38

4	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2016 (Unaudited)

	Net Expense	Beginning Account Value	Ending Account Value	Expenses Paid During Period July 1, 2016 to
	Ratio(a)	July 1, 2016	December 31, 2016	December 31, 2016(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,027.60	$5.11
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$1,025.60	$8.93
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$1,028.30	$3.83
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Class R1
Actual	1.50%	$1,000.00	$1,024.60	$7.65
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63

Class R2
Actual	1.25%	$1,000.00	$1,026.00	$6.38
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,216.80	$6.98
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$1,212.50	$11.15
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$1,218.90	$5.59
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,080.50	$5.24
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$1,076.10	$9.16
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$1,082.30	$3.94
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Semi-Annual Report | December 31, 2016	5

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2016 (Unaudited)

	Net Expense	Beginning Account Value	Ending Account Value	Expenses Paid During Period July 1, 2016 to
	Ratio(a)	July 1, 2016	December 31, 2016	December 31, 2016(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,000.90	$6.30
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36
Class C
Actual	2.00%	$1,000.00	$996.10	$10.06
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$1,001.10	$5.04
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$1,040.10	$5.14
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$1,036.50	$8.98
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$1,041.90	$3.86
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

(a)   Annualized, based on the Fund's most recent fiscal half year expenses.

(b)   Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund's prospectuses for more information regarding waivers and/or reimbursements.

6	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments

December 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 96.73%
Australia - 3.77%
BHP Billiton Ltd.	79,500	$1,437,722
Sonic Healthcare Ltd.	380,000	5,868,459
		7,306,181

Canada - 6.99%
BCE, Inc.	84,585	3,657,456
Manulife Financial Corp.	274,020	4,883,036
Vermilion Energy, Inc.	118,500	4,985,711
		13,526,203
China - 1.73%
CNOOC Ltd.	2,672,000	3,342,369

France - 11.22%
BNP Paribas SA	109,610	6,986,320
Cie Generale des Etablissements Michelin	58,300	6,486,758
Engie SA	70,550	900,086
Sanofi	27,000	2,185,618
Total SA - Sponsored ADR	101,200	5,158,164
		21,716,946
Germany - 11.78%
Allianz SE	23,035	3,806,905
Bayer AG	4,470	466,441
Deutsche Post AG	17,065	561,089
Deutsche Telekom AG	226,365	3,897,122
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	15,610	2,951,986
ProSiebenSat.1 Media SE	105,600	4,069,563
Siemens AG	57,450	7,063,453
		22,816,559
Hong Kong - 2.84%
BOC Hong Kong Holdings Ltd.	1,535,500	5,494,890

Indonesia - 0.05%
Telekomunikasi Indonesia Persero Tbk PT	320,000	94,533

Japan - 5.81%
Honda Motor Co. Ltd.	112,000	3,272,556
Japan Tobacco, Inc.	119,000	3,913,891
Nippon Telegraph & Telephone Corp.	96,730	4,065,350
		11,251,797
Netherlands - 3.14%
ING Groep NV	150,000	2,111,091
Unilever NV	96,750	3,972,555
		6,083,646

		Value
	Shares	(Note 2)
Norway - 1.83%
Orkla ASA	294,350	$2,665,574
Statoil ASA	47,950	879,557
		3,545,131
Russia - 1.69%
MMC Norilsk Nickel PJSC - ADR	193,450	3,273,174

Singapore - 4.17%
Singapore Telecommunications Ltd.	995,000	2,507,855
United Overseas Bank Ltd.	394,500	5,557,297
		8,065,152
Sweden - 3.30%
Investor AB, Class B	170,931	6,388,383

Switzerland - 16.11%
ABB Ltd. - Sponsored ADR	287,950	6,067,107
Nestle SA	74,850	5,369,530
Novartis AG - Sponsored ADR	73,910	5,383,604
Roche Holding AG	24,375	5,567,736
UBS Group AG	272,460	4,267,639
Zurich Insurance Group AG	16,500	4,543,455
		31,199,071
United Kingdom - 22.30%
AstraZeneca PLC - Sponsored ADR	117,925	3,221,711
BAE Systems PLC	723,400	5,273,332
British American Tobacco PLC - Sponsored ADR	41,165	4,638,061
Diageo PLC	128,915	3,352,261
GlaxoSmithKline PLC	306,100	5,892,455
HSBC Holdings PLC	770,133	6,182,317
Imperial Brands PLC	65,100	2,842,122
Royal Dutch Shell PLC, Class B	98,700	2,863,357
Smiths Group PLC	289,000	5,043,279
SSE PLC	101,375	1,940,234
Vodafone Group PLC - Sponsored ADR	78,445	1,916,411
		43,165,540
TOTAL COMMON STOCKS
(Cost $164,022,714)		187,269,575

PREFERRED STOCK - 1.97%
Brazil - 1.97%
Telefonica Brasil SA	281,550	3,813,170

TOTAL PREFERRED STOCK
(Cost $3,928,409)		3,813,170

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2016	7

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
TOTAL INVESTMENTS 98.70%
(Cost $167,951,123)		$191,082,745

Other Assets In Excess Of Liabilities and 1.30%		2,515,371

NET ASSETS 100.00%		$193,598,116

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	27.46%	$53,173,319
Health Care	14.77	28,586,024
Industrials	12.40	24,008,260
Energy	8.90	17,229,158
Consumer Staples	8.60	16,645,720
Consumer, Cyclical	7.14	13,828,877
Consumer, Non-cyclical	5.22	10,108,274
Telecommunication Services	4.23	8,176,255
Communications	4.11	7,962,472
Materials	2.43	4,710,896
Utilities	1.47	2,840,320
TOTAL COMMON STOCKS	96.73	187,269,575

PREFERRED STOCK
Communications	1.97	3,813,170
TOTAL PREFERRED STOCK	1.97	3,813,170

TOTAL INVESTMENTS	98.70%	$191,082,745
Other Assets In Excess Of
Liabilities	1.30	2,515,371
TOTAL NET ASSETS	100.00%	$193,598,116

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
8	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 98.51%
Aerospace & Defense - 3.96%
The Boeing Co.	187,600	$29,205,568
Raytheon Co.	322,935	45,856,770
		75,062,338
Auto Parts & Equipment - 1.76%
Adient PLC(a)	35,325	2,070,045
Johnson Controls International PLC	758,730	31,252,089
		33,322,134
Communications Equipment - 4.92%
Cisco Systems, Inc.	1,947,685	58,859,041
Corning, Inc.	1,413,415	34,303,582
		93,162,623
Distillers & Vintners - 2.44%
Diageo PLC - Sponsored ADR	445,000	46,253,300

Distributors - 3.02%
Genuine Parts Co.	598,890	57,217,951

Diversified Banks - 4.10%
HSBC Holdings PLC - Sponsored ADR	837,600	33,654,768
Wells Fargo & Co.	801,000	44,143,110
		77,797,878
Diversified Chemicals - 3.46%
EI du Pont de Nemours & Co.	892,400	65,502,160

Electric Utilities - 3.13%
NextEra Energy, Inc.	496,625	59,326,823

Household Products - 5.61%
Kimberly-Clark Corp.	429,150	48,974,598
Unilever NV	1,395,440	57,296,766
		106,271,364
Industrial Conglomerates - 7.08%
3M Co.	371,650	66,365,540
General Electric Co.	2,144,650	67,770,940
		134,136,480

Integrated Oil & Gas - 6.61%
Chevron Corp.	554,850	65,305,845
ConocoPhillips	555,100	27,832,714
Royal Dutch Shell PLC, Class B - Sponsored ADR	553,800	32,103,786
		125,242,345

Integrated Telecommunication - 2.78%
BCE, Inc.	1,217,400	52,640,376

		Value
	Shares	(Note 2)
Integrated Telecommunication Services - 4.10%
AT&T, Inc.	1,828,000	$77,744,840

Life & Health Insurance - 3.34%
MetLife, Inc.	1,173,500	63,239,915

Oil & Gas - 2.48%
Exxon Mobil Corp.	520,000	46,935,200

Other Diversified Financial Services - 3.51%
JPMorgan Chase & Co.	770,000	66,443,300

Pharmaceuticals - 15.24%
AstraZeneca PLC - Sponsored ADR	1,366,500	37,332,780
Eli Lilly & Co.	534,750	39,330,862
Johnson & Johnson	517,390	59,608,502
Merck & Co., Inc.	999,655	58,849,690
Novartis AG - Sponsored ADR	521,370	37,976,591
Pfizer, Inc.	1,714,550	55,688,584
		288,787,009
Property & Casualty Insurance - 5.31%
Chubb Ltd.	379,025	50,076,783
The Travelers Cos., Inc.	412,400	50,486,008
		100,562,791
Semiconductors - 2.36%
Intel Corp.	1,232,650	44,708,215
Specialized REITs - 4.15%

HCP, Inc. - REIT	512,650	15,235,958
Welltower, Inc. - REIT	946,870	63,374,009
		78,609,967
Systems Software - 3.16%
Microsoft Corp.	962,560	59,813,478

Tobacco - 5.99%
Altria Group, Inc.	883,800	59,762,556
Philip Morris International, Inc.	588,500	53,841,865
		113,604,421

TOTAL COMMON STOCKS
(Cost $1,179,008,006)		1,866,384,908

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2016	9

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2016 (Unaudited)

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 0.35%
JPMorgan U.S. Government Money Fund, Institutional Class	0.411%	6,627,198	$6,627,198

TOTAL SHORT TERM INVESTMENTS (Cost $6,627,198)			6,627,198

TOTAL INVESTMENTS 98.86% (Cost $1,185,635,204)			$1,873,012,106

Other Assets In Excess Of Liabilities and 1.14%			21,589,890

NET ASSETS 100.00%			$1,894,601,996

(a) Non-Income Producing Security.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	16.26%	$308,043,884
Health Care	15.24	288,787,009
Consumer Staples	14.04	266,129,085
Industrials	11.04	209,198,818
Information Technology	10.44	197,684,316
Energy	9.09	172,177,545
Telecommunication Services	6.88	130,385,216
Consumer Discretionary	4.67	88,470,040
Financials REITS/Property	4.15	78,609,967
Materials	3.46	65,502,160
Utilities	3.13	59,326,823
Consumer, Cyclical	0.11	2,070,045
TOTAL COMMON STOCKS	98.51	1,866,384,908

SHORT TERM INVESTMENTS	0.35	6,627,198

TOTAL INVESTMENTS	98.86%	$1,873,012,106
Other Assets In Excess Of Liabilities	1.14	21,589,890
TOTAL NET ASSETS	100.00%	$1,894,601,996

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
10	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 62.23%
Aerospace & Defense - 1.93%
Orbital ATK, Inc.	1,300	$114,049

Airlines - 3.24%
Copa Holdings SA, Class A	1,265	114,900
JetBlue Airways Corp.(a)	3,380	75,780
		190,680

Banks - 2.78%
First Bancorp/Southern Pines, NC	6,030	163,654

Commercial Services - 8.02%
Aaron's, Inc.	6,365	203,616
Robert Half International, Inc.	2,700	131,706
Team, Inc.(a)	3,500	137,375
		472,697

Computer Hardware - 1.72%
Avnet, Inc.	2,130	101,409

Computers - 2.25%
VeriFone Systems, Inc.(a)	7,480	132,620

Construction & Engineering - 3.31%
Quanta Services, Inc.(a)	5,600	195,160

Consumer Electronics - 2.73%
Harman International Industries, Inc.	1,450	161,182

Distribution/Wholesale - 1.68%
Fossil Group, Inc.(a)	3,835	99,173

Diversified Metals & Mining - 0.75%
HudBay Minerals, Inc.	7,775	44,318

Electrical Components & Equipment - 0.74%
Hubbell, Inc.	375	43,763

Electronic Equipment & Instruments - 0.84%
Babcock & Wilcox Enterprises, Inc.(a)	3,000	49,770

Health Care Supplies - 1.79%
Alere, Inc.(a)	2,710	105,609

Insurance - 4.10%
Assured Guaranty Ltd.	6,400	241,728

Leisure Time - 1.44%
Vista Outdoor, Inc.(a)	2,300	84,870

Machinery- Diversified - 2.23%
AGCO Corp.	2,270	131,342

		Value
	Shares	(Note 2)
Multi- Line Insurance - 2.99%
WR Berkley Corp.	2,650	$176,251

Oil & Gas Exploration & Production - 2.85%
Cimarex Energy Co.	1,235	167,837

Oil & Gas Services - 1.45%
Oceaneering International, Inc.	3,020	85,194

Regional Banks - 6.55%
Bank of the Ozarks, Inc.	3,450	181,435
CVB Financial Corp.	3,140	72,000
National Bank Holdings Corp., Class A	4,150	132,344
		385,779

Retail - 1.70%
Sonic Automotive, Inc., Class A	4,380	100,302

Savings & Loans - 3.24%
United Community Financial Corp./OH	21,365	191,003

Software - 1.49%
Verint Systems, Inc.(a)	2,485	87,596

Technology - 2.41%
Quality Systems, Inc.(a)	10,785	141,823

TOTAL COMMON STOCKS
(Cost $2,620,717)		3,667,809

			Value
	7-Day Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS - 15.22%
JPMorgan U.S. Government Money Fund, Institutional Class	0.411%	897,374	897,374

TOTAL SHORT TERM INVESTMENTS (Cost $897,374)			897,374

TOTAL INVESTMENTS 77.45% (Cost $3,518,091)			$4,565,183

Other Assets In Excess Of Liabilities and 22.55%			1,329,027

NET ASSETS 100.00%			$5,894,210

(a) Non-Income Producing Security.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2016	11

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2016 (Unaudited)

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	19.66%	$1,158,415
Industrials	16.01	944,075
Consumer, Cyclical	7.55	445,527
Energy	4.30	253,031
Health Care	4.20	247,432
Technology	3.74	220,216
Consumer, Non-cyclical	3.46	203,616
Information Technology	2.56	151,179
Materials	0.75	44,318
TOTAL COMMON STOCKS	62.23	3,667,809

SHORT TERM INVESTMENTS	15.22	897,374

TOTAL INVESTMENTS	77.45%	$4,565,183
Other Assets In Excess Of Liabilities	22.55	1,329,027
TOTAL NET ASSETS	100.00%	$5,894,210

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
12	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
December 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 93.28%
Aerospace & Defense - 4.95%
The Boeing Co.	4,400	$684,992
Raytheon Co.	6,350	901,700
		1,586,692

Agriculture - 3.33%
Archer-Daniels-Midland Co.	23,350	1,065,927

Auto Parts & Equipment - 2.62%
Adient PLC(a)	987	57,838
BorgWarner, Inc.	9,500	374,680
Johnson Controls International PLC	9,877	406,834
		839,352

Banks - 2.00%
Morgan Stanley	15,200	642,200

Communications Equipment - 3.07%
Cisco Systems, Inc.	32,600	985,172

Diversified Banks - 3.30%
Wells Fargo & Co.	19,200	1,058,112

Gold - 2.47%
Newmont Mining Corp.	23,200	790,424

Health Care Equipment - 2.59%
Medtronic PLC	11,660	830,542

Heavy Electrical Equipment - 2.00%
ABB Ltd. - Sponsored ADR	30,350	639,474

Household Products - 1.66%
Unilever NV	12,990	533,369

Industrial Conglomerates - 3.16%
3M Co.	5,670	1,012,492

Integrated Oil & Gas - 5.33%
Chevron Corp.	9,750	1,147,575
ConocoPhillips	11,220	562,571
		1,710,146

Integrated Telecommunication Services - 2.88%
AT&T, Inc.	21,700	922,901

Life & Health Insurance - 2.27%
MetLife, Inc.	13,480	726,437

Life Sciences Tools & Services - 1.98%
Thermo Fisher Scientific, Inc.	4,500	634,950
		Value
	Shares	(Note 2)
Managed Health Care - 2.80%
Aetna, Inc.	7,250	$899,072

Miscellaneous Manufacturing - 3.19%
Siemens AG - Sponsored ADR	8,350	1,022,207

Movies & Entertainment - 2.24%
The Walt Disney Co.	6,900	719,118

Oil & Gas Equipment & Services - 3.48%
Halliburton Co.	20,650	1,116,959

Oil & Gas Exploration & Production - 2.05%
Devon Energy Corp.	14,415	658,333

Other Diversified Financial Services - 6.56%
Citigroup, Inc.	17,100	1,016,253
JPMorgan Chase & Co.	12,600	1,087,254
		2,103,507

Pharmaceuticals - 11.97%
GlaxoSmithKline PLC - Sponsored ADR	13,800	531,438
Johnson & Johnson	5,915	681,467
Mallinckrodt PLC(a)	1,477	73,584
Merck & Co., Inc.	15,150	891,881
Novartis AG - Sponsored ADR	9,600	699,264
Pfizer, Inc.	29,550	959,784
		3,837,418

Property & Casualty Insurance - 5.41%
The Allstate Corp.	8,600	637,432
Chubb Ltd.	8,306	1,097,389
		1,734,821
Railroads - 3.41%	30,450	1,094,069

Regional Banks - 3.06%
BB&T Corp.	20,850	980,367

Systems Software - 5.50%
Microsoft Corp.	15,850	984,919
Oracle Corp.	20,200	776,690
		1,761,609

TOTAL COMMON STOCKS (Cost $21,566,779)		29,905,670

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2016	13

Cullen Value Fund	Schedule of Investments
December 31, 2016 (Unaudited)

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 6.72%
JPMorgan U.S. Government Money Fund, Institutional Class	0.411%	2,154,536	$2,154,536

TOTAL SHORT TERM INVESTMENTS (Cost $2,154,536)			2,154,536

TOTAL INVESTMENTS 100.00% (Cost $23,721,315)			$32,060,206

Liabilities In Excess Of Other Assets (0.00%)(b)			(814)

NET ASSETS 100.00%			$32,059,392

(a)	Non-Income Producing Security.
(b)	Less than 0.005%.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	22.60%	$7,245,444
Health Care	19.34	6,201,982
Industrials	16.71	5,354,934
Energy	10.86	3,485,438
Information Technology	8.57	2,746,781
Consumer Discretionary	4.68	1,500,632
Consumer, Non-cyclical	3.33	1,065,927
Telecommunication Services	2.88	922,901
Materials	2.47	790,424
Consumer Staples	1.66	533,369
Consumer, Cyclical	0.18	57,838
TOTAL COMMON STOCKS	93.28	29,905,670

SHORT TERM INVESTMENTS	6.72	2,154,536

TOTAL INVESTMENTS	100.00%	$32,060,206
Liabilities in Excess of Other Assets	–	(814)
TOTAL NET ASSETS	100.00%	$32,059,392

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
14	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 93.79%
Austria - 1.82%
Erste Group Bank AG	153,900	$4,507,731

Brazil - 8.39%
AES Tiete Energia SA	993,462	4,273,349
AMBEV SA - ADR	281,950	1,384,375
BM&F Bovespa SA - Bolsa de Valores Mercadorias e Futuros	667,350	3,383,192
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	738,580	6,410,874
Telefonica Brasil SA - ADR	395,250	5,288,445
		20,740,235

Cambodia - 0.72%
NagaCorp Ltd.	3,100,000	1,790,960

China - 2.63%
CNOOC Ltd.	5,202,000	6,507,112

Czech Republic - 1.52%
Komercni Banka AS	10,750	370,611
Moneta Money Bank AS(a)	1,047,465	3,378,597
		3,749,208

Greece - 1.72%
OPAP SA	479,800	4,242,518

Hong Kong - 13.31%
AIA Group Ltd.	1,180,000	6,657,425
China Everbright Ltd.	1,874,000	3,566,992
China Mobile Ltd. - Sponsored ADR	68,510	3,591,979
CK Hutchison Holdings Ltd.	48,000	544,097
Great Wall Motor Co. Ltd., Class H	4,067,000	3,797,160
Greatview Aseptic Packaging Co. Ltd.	1,700,000	872,526
Sands China Ltd.	1,117,000	4,854,330
Value Partners Group Ltd.	5,093,850	4,046,440
Xinhua Winshare Publishing and Media Co. Ltd., Class H	2,180,000	2,032,549
Xtep International Holdings Ltd.	7,015,000	2,949,113
		32,912,611

Hungary - 1.78%
Magyar Telekom Telecommunications PLC(a)	2,600,000	4,407,272

India - 3.33%
ICICI Bank Ltd. - Sponsored ADR	756,650	5,667,309
RHT Health Trust	4,072,200	2,572,981
		8,240,290

Indonesia - 5.82%
Bank Rakyat Indonesia Persero Tbk PT	5,150,000	4,462,887
Gudang Garam Tbk PT	863,300	4,094,628
		Value
	Shares	(Note 2)
Indonesia (continued)
Semen Indonesia Persero Tbk PT	3,033,200	$2,065,660
Telekomunikasi Indonesia Persero Tbk PT	12,775,000	3,773,947
		14,397,122

Israel - 2.95%
Elbit Systems Ltd.	72,150	7,304,812

Mexico - 1.30%
PLA Administradora Industrial S de RL de CV - REIT	2,554,250	3,215,970

Poland - 1.42%
Asseco Poland SA	272,774	3,517,351

Russia - 13.63%
Globaltrans Investment PLC - Sponsored GDR(b)	798,337	5,053,473
Lukoil PJSC - Sponsored ADR	192,750	10,813,275
MMC Norilsk Nickel PJSC - ADR	294,190	4,939,450
Mobile Telesystems PJSC - Sponsored ADR	534,100	4,865,651
Moscow Exchange MICEX-RTS PJSC	1,100,000	2,252,001
Solbern Corp.	501,300	5,802,548
		33,726,398

Singapore - 1.74%
Ascendas India Trust	4,663,900	3,268,900
Asian Pay Television Trust	3,970,000	1,028,036
		4,296,936

South Africa - 1.10%
The Bidvest Group Ltd.	104,650	1,381,110
MMI Holdings Ltd./South Africa	776,250	1,333,338
		2,714,448

South Korea - 10.13%
Hanon Systems	476,374	4,062,471
Hyundai Motor Co.	21,590	2,609,819
KT&G Corp.	79,000	6,606,226
Macquarie Korea Infrastructure Fund	515,000	3,475,120
Samsung Electronics Co. Ltd.	5,570	8,310,267
		25,063,903

Sri Lanka - 1.00%
Hatton National Bank PLC	1,650,058	2,478,391

Taiwan - 15.13%
Advanced Semiconductor Engineering, Inc.	2,005,000	2,056,075
CTCI Corp.	2,660,000	4,019,423
Ibase Technology, Inc.	1,611,332	3,129,771
King Yuan Electronics Co. Ltd.	2,400,000	1,876,571

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2016	15

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
Taiwan (continued)
Largan Precision Co. Ltd.	43,000	$5,056,626
Mega Financial Holding Co. Ltd.	3,700,000	2,640,479
Pegatron Corp.	1,040,000	2,484,719
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	275,800	7,929,250
Win Semiconductors Corp.	1,077,649	3,039,446
Wistron NeWeb Corp.	1,943,000	5,202,795
		37,435,155

Thailand - 1.30%
Major Cineplex Group PCL	3,522,200	3,221,180

Turkey - 1.44%
Arcelik AS	524,000	3,149,735
Ford Otomotiv Sanayi AS	46,400	402,311
		3,552,046

Vietnam - 1.61%
Military Commercial Joint Stock Bank(a)	9,555	5,875
Saigon Securities, Inc.	4,630,000	3,985,244
		3,991,119

TOTAL COMMON STOCKS (Cost $220,121,083)		232,012,768

		Value
	Shares	(Note 2)
PARTICIPATORY NOTES - 3.79%
India - 3.79%
Coal India Ltd. (Issued by Morgan Stanley), Expires 01/07/2019	780,000	3,447,768
Indiabulls Housing Finance Ltd. (Issued by Morgan Stanley), Expires 11/28/2018	104,366	999,911
Power Grid Corporation of India Ltd. (Issued by Morgan Stanley), Expires 10/23/2017	1,821,508	4,924,808
		9,372,487

TOTAL PARTICIPATORY NOTES (Cost $8,504,538)		9,372,487
			Value
			(Note 2)
SHORT TERM INVESTMENTS - 1.02%
JPMorgan U.S. Government Money Fund, Institutional Class	0.411%	2,514,714	$2,514,714

TOTAL SHORT TERM INVESTMENTS (Cost $2,514,714)			2,514,714

TOTAL INVESTMENTS 98.60% (Cost $231,140,335)			$243,899,969

Other Assets In Excess Of Liabilities and 1.40%			3,460,277

NET ASSETS 100.00%			$247,360,246

(a)	Non-Income Producing Security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2016, the aggregate market value of those securities was $5,053,473, which represents approximately 2.04% of net assets.

See Notes to Financial Statements.
16	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2016 (Unaudited)

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	25.18%	$62,311,116
Information Technology	8.77	21,706,022
Technology	8.45	20,896,849
Consumer, Cyclical	8.05	19,931,941
Industrials	7.17	17,758,818
Energy	7.00	17,320,387
Consumer Discretionary	5.34	13,180,205
Utilities	4.32	10,684,223
Communications	4.11	10,154,096
Materials	3.19	7,877,636
Telecommunication Services	2.98	7,365,926
Consumer Staples	2.67	6,606,226
Consumer, Non-cyclical	2.22	5,479,003
Telecommunications	1.78	4,407,272
Real Estate Investment Trusts	1.30	3,215,970
Health Care	1.04	2,572,981
Diversified	0.22	544,097
TOTAL COMMON STOCKS	93.79	232,012,768

PARTICIPATORY NOTES
Utilities	1.99	4,924,808
Energy	1.39	3,447,768
Financials	0.41	999,911
TOTAL PARTICIPATORY NOTES	3.79	9,372,487

SHORT TERM INVESTMENTS	1.02	2,514,714

TOTAL INVESTMENTS	98.60%	$243,899,969
Other Assets In Excess Of Liabilities	1.40	3,460,277
TOTAL NET ASSETS	100.00%	$247,360,246

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2016	17

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.85%
Aerospace & Defense - 2.42%
The Boeing Co.(a)	1,180	$183,702

Auto Parts & Equipment - 2.91%
Johnson Controls International PLC	5,350	220,367

Communications Equipment - 5.93%
Cisco Systems, Inc.	8,700	262,914
Corning, Inc.(a)	7,700	186,879
		449,793

Distributors - 1.95%
Genuine Parts Co.(a)	1,550	148,087

Diversified Banks - 4.92%
HSBC Holdings PLC - Sponsored ADR	4,650	186,837
Wells Fargo & Co.(a)	3,370	185,721
		372,558

Diversified Chemicals - 2.47%
EI du Pont de Nemours & Co.(a)	2,550	187,170

Electric - 4.95%
Edison International	2,090	150,459
PPL Corp.	6,600	224,730
		375,189

Electrical Components & Equipment - 1.47%	2,000	111,500

Household Products - 3.01%
Unilever NV	5,550	227,883

Industrial Conglomerates - 2.98%
General Electric Co.	7,150	225,940

Industrial Real Estate Investment Trusts - 1.99%
Honeywell International, Inc.	1,300	150,605

Integrated Oil & Gas - 5.98%
Chevron Corp.	970	114,169
ConocoPhillips	2,260	113,316
Royal Dutch Shell PLC, Class B - Sponsored ADR	3,900	226,083
		453,568

Integrated Telecommunication Services - 3.56%
AT&T, Inc.	6,350	270,066

Life & Health Insurance - 1.99%
MetLife, Inc.(a)	2,800	150,892
		Value
	Shares	(Note 2)
Media - 2.49%
Shaw Communications, Inc., Class B	9,400	$188,564

Miscellaneous Manufacturing - 3.55%
Siemens AG - Sponsored ADR	2,200	269,324

Oil & Gas - 2.98%
Exxon Mobil Corp.(a)	2,500	225,650

Other Diversified Financial Services - 1.79%
JPMorgan Chase & Co.(a)	1,570	135,475

Pharmaceuticals - 15.48%
GlaxoSmithKline PLC - Sponsored ADR	6,900	265,719
Johnson & Johnson	2,100	241,941
Merck & Co., Inc.(a)	3,500	206,045
Novartis AG - Sponsored ADR	3,700	269,508
Pfizer, Inc.(a)	5,850	190,008
		1,173,221

Property & Casualty Insurance - 5.95%

Chubb Ltd.	1,700	224,604
The Travelers Cos., Inc.	1,850	226,477
		451,081

Semiconductors - 1.99%
Intel Corp.(a)	4,150	150,521

Specialized REITs - 3.58%
Welltower, Inc. - REIT(a)	4,050	271,067

Systems Software - 1.97%
Microsoft Corp.(a)	2,400	149,136

Telecommunications - 3.76%
Verizon Communications, Inc.	5,340	285,049

Tobacco - 5.78%
Altria Group, Inc.	3,100	209,622
Philip Morris International, Inc.	2,500	228,725
		438,347

TOTAL COMMON STOCKS (Cost $7,115,683)		7,264,755

See Notes to Financial Statements.
18	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2016 (Unaudited)

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 4.36%
JPMorgan U.S. Government Money Fund, Institutional Class	0.411%	330,714	$330,714

TOTAL SHORT TERM INVESTMENTS (Cost $330,714)			330,714

TOTAL INVESTMENTS 100.21% (Cost $7,446,397)			$7,595,469

Liabilities In Excess Of Other Assets ((0.21)%)			(16,220)

NET ASSETS 100.00%			$7,579,249

	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value

CALL OPTIONS WRITTEN (0.16%)
The Boeing Co., Expires January, 2017, Exercise Price $160.00	(11)	$(1,320)
Corning, Inc., Expires January, 2017, Exercise Price $25.00	(29)	(464)
EI du Pont de Nemours & Co., Expires January, 2017, Exercise Price $76.00	(25)	(1,300)
Emerson Electric Co., Expires January, 2017, Exercise Price $57.50	(20)	(860)
Exxon Mobil Corp., Expires January, 2017, Exercise Price $92.00	(13)	(767)
Genuine Parts Co., Expires January, 2017, Exercise Price $100.00	(8)	(280)
Intel Corp., Expires January, 2017, Exercise Price $37.50	(41)	(820)
JPMorgan Chase & Co., Expires January, 2017, Exercise Price $88.50	(8)	(576)
Merck & Co. Inc, Expires January, 2017, Exercise Price $62.50	(16)	(160)
MetLife, Inc., Expires January, 2017, Exercise Price $56.00	(28)	(1,232)
Microsoft Corp., Expires January, 2017, Exercise Price $64.00	(24)	(720)
Pfizer, Inc., Expires January, 2017, Exercise Price $33.00	(30)	(900)
Wells Fargo & Co., Expires January, 2017, Exercise Price $58.00	(17)	(561)
	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value
CALL OPTIONS WRITTEN (continued)
Welltower, Inc. - REIT, Expires January, 2017, Exercise Price $67.50	(21)	$(2,205)

TOTAL CALL OPTIONS WRITTEN (Premiums received $21,505)		(12,165)

TOTAL WRITTEN OPTIONS (Premiums received $21,505)		$(12,165)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of December 31, 2016.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Health Care	15.48%	$1,173,221
Financials	14.65	1,110,006
Industrials	12.41	941,071
Information Technology	9.89	749,450
Energy	8.96	679,218
Consumer Staples	8.79	666,230
Communications	6.25	473,613
Utilities	4.95	375,189
Consumer Discretionary	4.86	368,454
Financials REITS/Property	3.58	271,067
Telecommunication Services	3.56	270,066
Materials	2.47	187,170
TOTAL COMMON STOCKS	95.85	7,264,755

SHORT TERM INVESTMENTS	4.36	330,714
WRITTEN OPTION
Consumer, Cyclical	0.00	(280)
Information Technology	0.00	(464)
Health Care	(0.01)	(1,060)
Energy	(0.01)	(767)
Basic Materials	(0.02)	(1,300)
Technology	(0.02)	(1,540)
Industrials	(0.03)	(2,180)
Financials	(0.07)	(4,574)
TOTAL WRITTEN OPTION	(0.16)	(12,165)

TOTAL INVESTMENTS	100.05%	$7,583,304
Liabilities in Excess of Other Assets	(0.05)	(4,055)
TOTAL NET ASSETS	100.00%	$7,579,249

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2016	19

Cullen Funds Trust	Statement of Assets and Liabilities
December 31, 2016 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at value	$191,082,745	$1,873,012,106	$4,565,183	$32,060,206	$243,899,969	$7,595,469
Cash	–	8,296	345	556	1,887	159
Foreign currencies, at value (Cost 2,132,038, –, –, –, 2,991,238 and , respectively)	2,132,124	–	–	–	2,889,623	–
Receivable for investments sold	7,856,694	20,402,211	1,361,290	–	415,906	–
Receivable for fund shares sold	116,228	729,463	7,675	2,587	368,031	–
Dividends and interest receivable	1,497,635	4,200,198	1,191	40,621	762,536	17,048
Receivable due from Investment Adviser	–	–	13,998	–	–	13,665
Prepaid expenses and other assets	50,436	61,181	26,995	25,049	32,256	34,207
Total Assets	202,735,862	1,898,413,455	5,976,677	32,129,019	248,370,208	7,660,548
LIABILITIES:
Payable to custodian due to overdraft	6,280,476	–	–	–	–	–
Written options, at value (Premiums received –, –, –, –, – and 21,505, respectively)	–	–	–	–	–	12,165
Payable to Investment Advisor	141,994	1,114,940	–	364	141,502	–
Payable for investments purchased	1,243,571	–	18,521	–	11	–
Payable for shares redeemed	1,362,777	2,332,987	–	–	765,233	–
Distribution fees payable	10,102	148,978	258	504	5,440	752
Trustees' fees and expenses payable	20,329	20,329	20,329	20,329	20,329	20,329
Accrued expenses and other liabilities	78,497	194,225	43,359	48,430	77,447	48,053
Total Liabilities	9,137,746	3,811,459	82,467	69,627	1,009,962	81,299
NET ASSETS	$193,598,116	$1,894,601,996	$5,894,210	$32,059,392	$247,360,246	$7,579,249

NET ASSETS CONSIST OF
Paid-in capital	$221,304,983	$1,146,133,170	$4,599,486	$22,788,489	$279,629,257	$7,395,965
Undistributed net investment income/(loss)	(351,395)	506,565	(1,619)	10,537	(2,158,763)	(294,234)
Accumulated net realized gain/(loss)	(50,405,362)	60,597,053	249,251	921,581	(42,768,539)	319,106
Net unrealized appreciation	23,049,890	687,365,208	1,047,092	8,338,785	12,658,291	158,412
NET ASSETS	$193,598,116	$1,894,601,996	$5,894,210	$32,059,392	$247,360,246	$7,579,249
INVESTMENTS, AT COST	$167,951,123	$1,185,635,204	$3,518,091	$23,721,315	$231,140,335	$7,446,397

See Notes to Financial Statements.
20	www.cullenfunds.com

Cullen Funds Trust	Statement of Assets and Liabilities
December 31, 2016 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$9.27	$17.35	$13.98	$14.32	$9.22	$10.28
Net Assets	$33,574,884	$329,428,452	$591,341	$663,363	$12,689,722	$1,010,817
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	3,621,730	18,989,690	42,292	46,328	1,376,214	98,313

Class C:
Net Asset Value, offering and redemption price per share	$9.24	$17.26	$13.29	$14.30	$9.14	$10.31
Net Assets	$3,207,200	$89,309,561	$80,408	$427,058	$3,159,102	$644,935
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	347,044	5,175,494	6,051	29,856	345,554	62,581

Class I:
Net Asset Value, offering and redemption price per share	$9.34	$17.35	$14.20	$14.31	$9.27	$10.32
Net Assets	$156,655,412	$1,468,817,050	$5,222,461	$30,968,971	$231,511,422	$5,923,497
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	16,780,899	84,647,154	367,821	2,163,961	24,966,171	574,240

Class R1:
Net Asset Value, offering and redemption price per share	$10.69	$15.30	N/A	N/A	N/A	N/A
Net Assets	$59,296	$3,387,641	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	5,546	221,391	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$10.62	$15.47	N/A	N/A	N/A	N/A
Net Assets	$101,324	$3,659,292	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	9,544	236,608	N/A	N/A	N/A	N/A

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2016	21

Cullen Funds Trust	Statements of Operations
Six Months Ended December 31, 2016 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends*	$3,136,719	$34,031,755	$31,340	$409,373	$4,727,832	$112,830
Total Investment Income	3,136,719	34,031,755	31,340	409,373	4,727,832	112,830
EXPENSES
Investment advisory fees (Note 6)	1,151,520	9,731,536	28,491	162,109	1,252,418	31,133
Administrative fees	37,971	256,646	1,985	5,384	43,093	2,216
Distribution fees (Note 7)
Retail	43,365	419,076	1,056	870	17,398	877
Class C	16,228	467,145	396	2,099	16,864	2,977
Class R1	150	7,794	N/A	N/A	N/A	N/A
Class R2	148	4,534	N/A	N/A	N/A	N/A
Shareholder services fees (Note 8)
Class R2	N/A	4,534	N/A	N/A	N/A	N/A
Registration and filing fees	32,923	47,183	22,382	21,254	28,088	28,366
Custody fees	23,093	49,456	897	1,430	184,470	4,385
Transfer agent fees	41,000	143,894	19,834	20,568	21,332	19,448
Legal fees	14,357	14,357	14,357	14,357	14,357	14,523
Professional fees	24,525	20,696	20,464	20,461	20,464	19,207
Shareholder reports	6,741	56,622	246	593	4,988	16
Trustees' fees	40,329	40,329	40,329	40,329	40,329	40,329
Other expenses	7,134	36,807	1,495	1,853	7,139	1,478
Total Expenses	1,439,484	11,300,609	151,932	291,307	1,650,940	164,955
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(34,632)	(534,041)	(18,071)	(3,571)	(20,335)	(15,331)
Class C	(3,229)	(148,924)	(1,703)	(2,146)	(4,904)	(13,307)
Class I	(191,040)	(2,404,742)	(102,203)	(161,039)	(339,259)	(109,074)
Class R1	N/A	(1,024)	N/A	N/A	N/A	N/A
Class R2	N/A	(5,768)	N/A	N/A	N/A	N/A
Net Expenses	1,210,583	8,206,110	29,955	124,551	1,286,442	27,243
Net Investment Income	1,926,136	25,825,645	1,385	284,822	3,441,390	85,587
Net realized gain/(loss) on:
Investments	(75,007)	60,608,689	600,869	1,445,861	(6,062,248)	216,399
Written options	–	–	–	–	–	61,400
Foreign currency related transactions	(94,634)	(1,200)	(133)	–	(211,665)	308
Total Net Realized Gain/(Loss)	(169,641)	60,607,489	600,736	1,445,861	(6,273,913)	278,107
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,073,820)	(33,343,649)	515,238	771,472	2,115,848	(93,627)
Written options	–	–	–	–	–	18,821
Foreign currency related transactions	(26,769)	(11,694)	–	(106)	(30,799)	–
Total net change in unrealized appreciation/(depreciation)	(2,100,589)	(33,355,343)	515,238	771,366	2,085,049	(74,806)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(2,270,230)	27,252,146	1,115,974	2,217,227	(4,188,864)	203,301
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(344,094)	$53,077,791	$1,117,359	$2,502,049	$(747,474)	$288,888
*Foreign taxes withheld on dividends	$176,558	$343,308	$222	$995	$250,264	$953

See Notes to Financial Statements.
22	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Six Months Ended		Six Months Ended
	December 31, 2016	Year Ended	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016
OPERATIONS
Net investment income	$1,926,136	$6,545,214	$25,825,645	$50,716,786
Net realized gain/(loss)	(169,641)	(12,992,235)	60,607,489	67,716,480
Net change in unrealized appreciation/(depreciation)	(2,100,589)	(11,922,849)	(33,355,343)	82,552,929
Net Increase/(Decrease) in Net Assets Resulting from Operations	(344,094)	(18,369,870)	53,077,791	200,986,195
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(353,263)	(923,519)	(4,087,749)	(8,599,685)
Class C	(21,633)	(54,063)	(793,744)	(1,572,033)
Class I	(2,091,631)	(5,207,389)	(20,357,760)	(40,065,591)
Class R1	(391)	(1,028)	(36,071)	(81,850)
Class R2	(779)	(3,162)	(43,756)	(84,213)
From net realized gains
Retail	–	–	(8,799,104)	(9,896,555)
Class C	–	–	(2,404,755)	(2,372,777)
Class I	–	–	(39,462,095)	(39,651,616)
Class R1	–	–	(101,450)	(136,062)
Class R2	–	–	(108,437)	(98,733)
Net Decrease in Net Assets from Distributions	(2,467,697)	(6,189,161)	(76,194,921)	(102,559,115)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	6,580,843	18,345,623	27,293,749	69,785,541
Class C	775,041	280,912	3,574,119	7,227,000
Class I	29,206,057	91,145,916	130,388,033	259,485,873
Class R1	195	1,128	320,739	200,589
Class R2	2,813	19,316	288,083	414,932
Dividends reinvested
Retail	331,871	865,773	12,057,393	17,361,896
Class C	18,884	46,822	3,057,175	3,760,983
Class I	1,225,124	2,994,699	40,071,108	53,289,168
Class R1	391	1,028	137,521	217,911
Class R2	779	3,162	152,193	182,945
Shares redeemed
Retail	(7,117,935)	(37,359,574)	(42,664,410)	(174,591,555)
Class C	(781,076)	(745,385)	(10,852,327)	(12,729,287)
Class I	(65,813,753)	(124,089,355)	(188,446,599)	(522,609,138)
Class R1	–	(35,611)	(1,699)	(2,015,075)
Class R2	(68,261)	(24,260)	(387,954)	(483,569)
Net Decrease in Net Assets Derived from Capital Share Transactions	(35,639,027)	(48,549,806)	(25,012,876)	(300,501,786)
Net Decrease in Net Assets	(38,450,818)	(73,108,837)	(48,130,006)	(202,074,706)
NET ASSETS
Beginning of period	232,048,934	305,157,771	1,942,732,002	2,144,806,708
End of period *	$193,598,116	$232,048,934	$1,894,601,996	$1,942,732,002
*Includes undistributed net investment income/(loss) of:	$(351,395)	$190,166	$506,565	$–

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2016	23

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Six Months Ended		Six Months Ended
	December 31, 2016	Year Ended	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016
OPERATIONS
Net investment income	$1,385	$5,570	$284,822	$358,095
Net realized gain/(loss)	600,736	(316,109)	1,445,861	326,693
Net change in unrealized appreciation/(depreciation)	515,238	(752,973)	771,366	(21,613)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,117,359	(1,063,512)	2,502,049	663,175
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(115)	–	(5,548)	(41,045)
Class C	–	–	(1,961)	(12,543)
Class I	(4,119)	–	(299,473)	(1,283,238)
From net realized gains
Retail	(3,543)	(22,978)	(4,453)	(2,097)
Class C	(507)	(2,595)	(2,878)	(641)
Class I	(30,819)	(122,280)	(207,791)	(65,544)
Net Decrease in Net Assets from Distributions	(39,103)	(147,853)	(522,104)	(1,405,108)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	26,713	58,636	45,612	262,421
Class C	–	26,000	23,900	96,815
Class I	157,042	363,259	3,201,159	2,008,753
Dividends reinvested
Retail	3,549	22,908	9,951	43,005
Class C	508	2,595	3,724	9,748
Class I	34,938	122,280	507,265	1,322,565
Shares redeemed
Retail	(463,348)	(125,432)	(246,809)	(353,608)
Class C	(10,007)	(21,397)	(26,797)	(22,835)
Class I	(557,308)	(415,191)	(3,980,534)	(1,615,198)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(807,913)	33,658	(462,529)	1,751,666
Net Increase/(Decrease) in Net Assets	270,343	(1,177,707)	1,517,416	1,009,733
NET ASSETS
Beginning of period	5,623,867	6,801,574	30,541,976	29,532,243
End of period *	$5,894,210	$5,623,867	$32,059,392	$30,541,976
*Includes undistributed net investment income/(loss) of:	$(1,619)	$1,230	$10,537	$32,697

See Notes to Financial Statements.
24	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend
	Fund		Cullen Enhanced Equity Income Fund
	Six Months Ended		Six Months Ended
	December 31, 2016	Year Ended	December 31, 2016	Period Ended
	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016(a)
OPERATIONS
Net investment income	$3,441,390	$5,721,840	$85,587	$89,484
Net realized gain/(loss)	(6,273,913)	(24,944,767)	278,107	40,999
Net change in unrealized appreciation/(depreciation)	2,085,049	4,369,561	(74,806)	233,218
Net Increase/(Decrease) in Net Assets Resulting from Operations	(747,474)	(14,853,366)	288,888	363,701
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(334,361)	(466,521)	(45,315)	(9,437)
Class C	(69,182)	(120,319)	(34,017)	(5,315)
Class I	(6,062,592)	(6,391,844)	(311,001)	(64,392)
From net realized gains
Net Decrease in Net Assets from Distributions	(6,466,135)	(6,978,684)	(390,333)	(79,144)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	3,979,536	10,235,293	403,245	1,620,418
Class C	546,130	660,203	91,410	501,000
Class I	60,138,733	180,571,582	1,425,055	4,000,000
Dividends reinvested
Retail	313,182	444,604	45,316	9,437
Class C	69,182	120,306	33,863	5,315
Class I	5,528,866	6,191,745	304,435	64,391
Shares redeemed
Retail	(3,688,297)	(19,437,718)	(10,401)	(1,096,515)
Class C	(527,649)	(1,648,246)	(817)	–
Class I	(36,815,099)	(110,158,050)	(15)	–
Net Increase in Net Assets Derived from Capital Share Transactions	29,544,584	66,979,719	2,292,091	5,104,046
Net Increase in Net Assets	22,330,975	45,147,669	2,190,646	5,388,603
NET ASSETS
Beginning of period	225,029,271	179,881,602	5,388,603	–
End of period *	$247,360,246	$225,029,271	$7,579,249	$5,388,603
*Includes undistributed net investment income/(loss) of:	$(2,158,763)	$865,982	$(294,234)	$10,512

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2016	25

Cullen Funds Trust

			Net Realized
			and		Distributions
	Net Asset Value		Unrealized	Total from	from
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Distributions	End of Period

Cullen International High Dividend Fund
Retail
12/31/2016(d)	$9.37	0.07	(0.07)	0.00	(0.10)	(0.10)	$9.27
6/30/2016	$10.22	0.22	(0.85)	(0.63)	(0.22)	(0.22)	$9.37
6/30/2015	$11.45	0.26	(1.21)	(0.95)	(0.28)	(0.28)	$10.22
6/30/2014	$10.04	0.45	1.40	1.85	(0.44)	(0.44)	$11.45
6/30/2013	$9.01	0.26	0.99	1.25	(0.22)	(0.22)	$10.04
6/30/2012	$10.44	0.27	(1.41)	(1.14)	(0.29)	(0.29)	$9.01
Class C
12/31/2016(d)	$9.34	0.03	(0.07)	(0.04)	(0.06)	(0.06)	$9.24
6/30/2016	$10.19	0.16	(0.85)	(0.69)	(0.16)	(0.16)	$9.34
6/30/2015	$11.42	0.19	(1.22)	(1.03)	(0.20)	(0.20)	$10.19
6/30/2014	$10.02	0.37	1.39	1.76	(0.36)	(0.36)	$11.42
6/30/2013	$8.99	0.17	1.00	1.17	(0.14)	(0.14)	$10.02
6/30/2012	$10.39	0.21	(1.40)	(1.19)	(0.21)	(0.21)	$8.99
Class I
12/31/2016(d)	$9.43	0.08	(0.06)	0.02	(0.11)	(0.11)	$9.34
6/30/2016	$10.29	0.25	(0.86)	(0.61)	(0.25)	(0.25)	$9.43
6/30/2015	$11.52	0.28	(1.20)	(0.92)	(0.31)	(0.31)	$10.29
6/30/2014	$10.10	0.50	1.39	1.89	(0.47)	(0.47)	$11.52
6/30/2013	$9.07	0.34	0.94	1.28	(0.25)	(0.25)	$10.10
6/30/2012	$10.48	0.33	(1.44)	(1.11)	(0.30)	(0.30)	$9.07
Class R1
12/31/2016(d)	$10.79	0.06	(0.09)	(0.03)	(0.07)	(0.07)	$10.69
6/30/2016	$11.72	0.19	(0.95)	(0.76)	(0.17)	(0.17)	$10.79
6/30/2015	$13.09	0.25	(1.39)	(1.14)	(0.23)	(0.23)	$11.72
6/30/2014	$11.43	0.46	1.58	2.04	(0.38)	(0.38)	$13.09
6/30/2013	$10.23	0.25	1.11	1.36	(0.16)	(0.16)	$11.43
6/30/2012	$11.81	0.27	(1.60)	(1.33)	(0.25)	(0.25)	$10.23
Class R2
12/31/2016(d)	$10.71	0.07	(0.08)	(0.01)	(0.08)	(0.08)	$10.62
6/30/2016	$11.64	0.25	(0.98)	(0.73)	(0.20)	(0.20)	$10.71
6/30/2015	$13.01	0.29	(1.40)	(1.11)	(0.26)	(0.26)	$11.64
6/30/2014	$11.35	0.49	1.58	2.07	(0.41)	(0.41)	$13.01
6/30/2013	$10.17	0.26	1.11	1.37	(0.19)	(0.19)	$11.35
6/30/2012	$11.73	0.30	(1.59)	(1.29)	(0.27)	(0.27)	$10.17

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Six months ended December 31, 2016 (unaudited).
(e)	Annualized.

See Notes to Financial Statements.
26	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

(0.05%)	$33,575	1.45	%(e)	1.25	%(e)	1.28	%(e)	1.48	%(e)	22%
(6.09%)	$34,175	1.44%		1.25%		2.10%		2.29%		38%
(8.34%)	$56,893	1.39%		1.25%		2.31%		2.45%		44%
18.62%	$65,198	1.38%		1.25%		3.99%		4.12%		45%
13.89%	$53,713	1.54%		1.25%		2.35%		2.64%		14%
(10.83%)	$36,004	1.72%		1.25%		2.49%		2.96%		36%

(0.42%)	$3,207	2.20	%(e)	2.00	%(e)	0.53	%(e)	0.73	%(e)	22%
(6.79%)	$3,218	2.19%		2.00%		1.45%		1.64%		38%
(9.02%)	$3,956	2.15%		2.00%		1.63%		1.78%		44%
17.70%	$3,799	2.13%		2.00%		3.30%		3.43%		45%
13.06%	$2,383	2.29%		2.00%		1.43%		1.72%		14%
(11.35%)	$2,093	2.47%		2.00%		1.88%		2.36%		36%

0.19%	$156,655	1.20	%(e)	1.00	%(e)	1.53	%(e)	1.73	%(e)	22%
(5.90%)	$194,432	1.19%		1.00%		2.41%		2.61%		38%
(8.04%)	$244,026	1.14%		1.00%		2.47%		2.61%		44%
18.89%	$388,934	1.13%		1.00%		4.40%		4.53%		45%
14.09%	$258,951	1.28%		1.00%		3.04%		3.32%		14%
(10.48%)	$55,909	1.47%		1.00%		3.08%		3.54%		36%

(0.28%)	$59	1.70	%(e)	1.70	%(e)	1.03	%(e)	1.03	%(e)	22%
(6.45%)	$59	1.69%		1.69%		1.72%		1.72%		38%
(8.73%)	$101	1.64%		1.64%		2.09%		2.09%		44%
17.95%	$110	1.83%		1.75%		3.57%		3.65%		45%
13.32%	$91	2.03%		1.75%		1.87%		2.15%		14%
(11.18%)	$46	2.22%		1.75%		2.13%		2.59%		36%

(0.08%)	$101	1.45	%(e)	1.45	%(e)	1.28	%(e)	1.28	%(e)	22%
(6.23%)	$165	1.44%		1.44%		2.28%		2.28%		38%
(8.53%)	$181	1.40%		1.40%		2.43%		2.43%		44%
18.37%	$86	1.58%		1.50%		3.85%		3.93%		45%
13.49%	$69	1.79%		1.50%		1.98%		2.27%		14%
(10.91%)	$55	1.97%		1.50%		2.39%		2.86%		36%

Semi-Annual Report | December 31, 2016	27

Cullen Funds Trust

			Net Realized
			and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen High Dividend Equity Fund
Retail
12/31/2016(d)	$17.56	0.22	0.26	0.48	(0.22)	(0.47)	(0.69)	$17.35
6/30/2016	$16.64	0.40	1.38	1.78	(0.41)	(0.45)	(0.86)	$17.56
6/30/2015	$17.58	0.37	(0.35)	0.02	(0.39)	(0.57)	(0.96)	$16.64
6/30/2014	$15.28	0.65	2.31	2.96	(0.66)	–	(0.66)	$17.58
6/30/2013	$13.72	0.34	1.56	1.90	(0.34)	–	(0.34)	$15.28
6/30/2012	$12.73	0.32	0.98	1.30	(0.31)	–	(0.31)	$13.72
Class C
12/31/2016(d)	$17.44	0.15	0.29	0.44	(0.15)	(0.47)	(0.62)	$17.26
6/30/2016	$16.53	0.28	1.37	1.65	(0.29)	(0.45)	(0.74)	$17.44
6/30/2015	$17.51	0.24	(0.37)	(0.13)	(0.28)	(0.57)	(0.85)	$16.53
6/30/2014	$15.22	0.53	2.31	2.84	(0.55)	–	(0.55)	$17.51
6/30/2013	$13.68	0.24	1.54	1.78	(0.24)	–	(0.24)	$15.22
6/30/2012	$12.72	0.22	0.98	1.20	(0.24)	–	(0.24)	$13.68
Class I
12/31/2016(d)	$17.57	0.24	0.25	0.49	(0.24)	(0.47)	(0.71)	$17.35
6/30/2016	$16.64	0.45	1.38	1.83	(0.45)	(0.45)	(0.90)	$17.57
6/30/2015	$17.59	0.41	(0.36)	0.05	(0.43)	(0.57)	(1.00)	$16.64
6/30/2014	$15.28	0.69	2.32	3.01	(0.70)	–	(0.70)	$17.59
6/30/2013	$13.72	0.38	1.56	1.94	(0.38)	–	(0.38)	$15.28
6/30/2012	$12.73	0.35	0.98	1.33	(0.34)	–	(0.34)	$13.72
Class R1
12/31/2016(d)	$15.57	0.16	0.22	0.38	(0.18)	(0.47)	(0.65)	$15.30
6/30/2016	$14.84	0.28	1.23	1.51	(0.33)	(0.45)	(0.78)	$15.57
6/30/2015	$15.80	0.26	(0.33)	(0.07)	(0.32)	(0.57)	(0.89)	$14.84
6/30/2014	$13.79	0.52	2.08	2.60	(0.59)	–	(0.59)	$15.80
6/30/2013	$12.43	0.27	1.37	1.64	(0.28)	–	(0.28)	$13.79
6/30/2012	$11.53	0.23	0.89	1.12	(0.22)	–	(0.22)	$12.43
Class R2
12/31/2016(d)	$15.73	0.18	0.22	0.40	(0.19)	(0.47)	(0.66)	$15.47
6/30/2016	$14.98	0.33	1.24	1.57	(0.37)	(0.45)	(0.82)	$15.73
6/30/2015	$15.93	0.30	(0.33)	(0.03)	(0.35)	(0.57)	(0.92)	$14.98
6/30/2014	$13.94	0.65	1.97	2.62	(0.63)	–	(0.63)	$15.93
6/30/2013	$12.55	0.29	1.41	1.70	(0.31)	–	(0.31)	$13.94
6/30/2012	$11.68	0.25	0.90	1.15	(0.28)	–	(0.28)	$12.55

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Six months ended December 31, 2016 (unaudited).
(e)	Annualized.

See Notes to Financial Statements.
28	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

2.76%	$329,428	1.32	%(e)	1.00	%(e)	2.18	%(e)	2.50	%(e)	13%
11.03%	$336,775	1.32%		1.00%		2.10%		2.42%		12%
(0.11%)	$409,564	1.32%		1.00%		1.80%		2.11%		10%
19.76%	$521,226	1.31%		1.00%		3.67%		3.99%		6%
14.04%	$463,198	1.37%		1.00%		1.99%		2.36%		10%
10.42%	$384,087	1.41%		1.00%		2.08%		2.48%		2%

2.56%	$89,310	2.07	%(e)	1.75	%(e)	1.43	%(e)	1.75	%(e)	13%
10.28%	$94,658	2.07%		1.75%		1.37%		1.69%		12%
(0.93%)	$91,504	2.07%		1.75%		1.06%		1.38%		10%
18.97%	$90,783	2.06%		1.75%		2.96%		3.27%		6%
13.14%	$79,194	2.12%		1.75%		1.27%		1.64%		10%
9.55%	$38,099	2.16%		1.75%		1.31%		1.72%		2%

2.83%	$1,468,817	1.07	%(e)	0.75	%(e)	2.43	%(e)	2.75	%(e)	13%
11.37%	$1,504,654	1.07%		0.75%		2.37%		2.69%		12%
0.06%	$1,635,821	1.07%		0.75%		2.05%		2.37%		10%
20.13%	$1,906,742	1.06%		0.75%		3.90%		4.21%		6%
14.31%	$1,924,719	1.12%		0.75%		2.24%		2.61%		10%
10.65%	$1,603,604	1.16%		0.75%		2.30%		2.71%		2%

2.46%	$3,388	1.57	%(e)	1.50	%(e)	1.93	%(e)	2.00	%(e)	13%
10.53%	$2,981	1.57%		1.50%		1.83%		1.90%		12%
(0.67%)	$4,552	1.57%		1.50%		1.56%		1.63%		10%
19.24%	$4,921	1.76%		1.50%		3.28%		3.54%		6%
13.35%	$3,965	1.86%		1.50%		1.67%		2.03%		10%
9.88%	$171	1.91%		1.50%		1.50%		1.92%		2%

2.60%	$3,659	1.57	%(e)	1.25	%(e)	1.93	%(e)	2.25	%(e)	13%
10.84%	$3,664	1.57%		1.25%		1.88%		2.20%		12%
(0.41%)	$3,365	1.32%		1.25%		1.83%		1.90%		10%
19.16%	$3,237	1.50%		1.25%		4.10%		4.36%		6%
13.73%	$827	1.62%		1.25%		1.82%		2.19%		10%
10.05%	$155	1.66%		1.25%		1.74%		2.15%		2%

Semi-Annual Report | December 31, 2016	29

Cullen Funds Trust

				Net Realized
				and		Distributions		Distributions
	Net Asset Value			Unrealized	Total from	from		from Net
	Beginning of	Net Investment		Gain/(Loss)	Investment	Net Investment		Realized	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)		on Investments	Operations	Income		Capital Gains	Distributions	End of Period

Cullen Small Cap Value Fund
Retail
12/31/2016(d)	$11.56	(0.01)		2.51	2.50	(0.00	)(e)	(0.08)	(0.08)	$13.98
6/30/2016	$14.15	(0.01)		(2.26)	(2.27)	–		(0.32)	(0.32)	$11.56
6/30/2015	$17.37	(0.04)		(1.14)	(1.18)	–		(2.04)	(2.04)	$14.15
6/30/2014	$14.69	(0.07)		2.98	2.91	–		(0.23)	(0.23)	$17.37
6/30/2013	$12.55	(0.02)		2.44	2.42	(0.03)		(0.25)	(0.28)	$14.69
6/30/2012	$13.85	0.04		(1.01)	(0.97)	(0.05)		(0.28)	(0.33)	$12.55

Class C
12/31/2016(d)	$11.03	(0.05)		2.39	2.34	–		(0.08)	(0.08)	$13.29
6/30/2016	$13.62	(0.10)		(2.17)	(2.27)	–		(0.32)	(0.32)	$11.03
6/30/2015	$16.91	(0.14)		(1.11)	(1.25)	–		(2.04)	(2.04)	$13.62
6/30/2014	$14.41	(0.19)		2.92	2.73	–		(0.23)	(0.23)	$16.91
6/30/2013	$12.39	(0.13)		2.40	2.27	(0.00	)(e)	(0.25)	(0.25)	$14.41
6/30/2012	$13.73	(0.06)		(0.97)	(1.03)	(0.03)		(0.28)	(0.31)	$12.39

Class I
12/31/2016(d)	$11.73	0.01		2.55	2.56	(0.01)		(0.08)	(0.09)	$14.20
6/30/2016	$14.32	0.02		(2.29)	(2.27)	–		(0.32)	(0.32)	$11.73
6/30/2015	$17.54	(0.00	)(e)	(1.18)	(1.18)	–		(2.04)	(2.04)	$14.32
6/30/2014	$14.80	(0.03)		3.00	2.97	–		(0.23)	(0.23)	$17.54
6/30/2013	$12.63	0.01		2.44	2.45	(0.03)		(0.25)	(0.28)	$14.80
6/30/2012	$13.88	0.07		(0.98)	(0.91)	(0.06)		(0.28)	(0.34)	$12.63
Cullen Value Fund
Retail
12/31/2016(d)(g)	$13.46	0.11		0.97	1.08	(0.12)		(0.10)	(0.22)	$14.32
6/30/2016(g)	$13.82	0.13		0.11	0.24	(0.57)		(0.03)	(0.60)	$13.46
6/30/2015(g)	$13.87	0.15		(0.04)	0.11	(0.16)		–	(0.16)	$13.82
6/30/2014(g)	$11.26	0.14		2.78	2.92	(0.13)		(0.18)	(0.31)	$13.87
6/30/2013(g)	$10.00	0.10		1.25	1.35	(0.09)		–	(0.09)	$11.26

Class C
12/31/2016(d)(g)	$13.44	0.05		0.97	1.02	(0.06)		(0.10)	(0.16)	$14.30
6/30/2016(g)	$13.79	0.03		0.12	0.15	(0.47)		(0.03)	(0.50)	$13.44
6/30/2015(g)	$13.86	0.05		(0.07)	(0.02)	(0.05)		–	(0.05)	$13.79
6/30/2014(g)	$11.25	0.04		2.79	2.83	(0.04)		(0.18)	(0.22)	$13.86
6/30/2013(g)	$10.00	0.04		1.25	1.29	(0.04)		–	(0.04)	$11.25
Class I
12/31/2016(d)(g)	$13.44	0.12		0.99	1.11	(0.14)		(0.10)	(0.24)	$14.31
6/30/2016(g)	$13.80	0.16		0.11	0.27	(0.60)		(0.03)	(0.63)	$13.44
6/30/2015(g)	$13.87	0.18		(0.06)	0.12	(0.19)		–	(0.19)	$13.80
6/30/2014(g)	$11.26	0.17		2.79	2.96	(0.17)		(0.18)	(0.35)	$13.87
6/30/2013(g)	$10.00	0.13		1.25	1.38	(0.12)		–	(0.12)	$11.26

See Notes to Financial Statements.
30	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

21.68%	$591	5.53	%(f)	1.25	%(f)	(4.43	%)(f)	(0.15	%)(f)	24%
(16.15%)	$863	5.53%		1.25%		(4.37%)		(0.10%)		42%
(5.88%)	$1,094	4.33%		1.25%		(3.31%)		(0.23%)		37%
19.79%	$2,487	3.55%		1.25%		(2.72%)		(0.42%)		27%
19.59%	$2,601	4.52%		1.25%		(3.45%)		(0.18%)		85%
(6.92%)	$2,195	5.84%		1.25%		(4.24%)		0.35%		25%

21.25%	$80	6.30	%(f)	2.00	%(f)	(5.20	%)(f)	(0.90	%)(f)	24%
(16.79%)	$75	6.29%		2.00%		(5.13%)		(0.84%)		42%
(6.49%)	$87	5.24%		2.00%		(4.25%)		(1.00%)		37%
18.92%	$117	4.29%		2.00%		(3.46%)		(1.16%)		27%
18.64%	$125	5.36%		2.00%		(4.31%)		(0.95%)		85%
(7.46%)	$167	6.59%		2.00%		(5.11%)		(0.51%)		25%

21.89%	$5,222	5.28	%(f)	1.00	%(f)	(4.18	%)(f)	0.10	%(f)	24%
(15.96%)	$4,686	5.28%		1.00%		(4.13%)		0.15%		42%
(5.79%)	$5,621	4.26%		1.00%		(3.28%)		(0.02%)		37%
20.05%	$7,126	3.27%		1.00%		(2.43%)		(0.16%)		27%
19.79%	$5,817	4.23%		1.00%		(3.12%)		0.11%		85%
(6.48%)	$5,425	5.59%		1.00%		(4.05%)		0.54%		25%

8.05%	$663	2.03	%(f)	1.00	%(f)	0.50	%(f)	1.53	%(f)	9%
2.02%	$814	2.19%		1.00%		(0.20%)		0.99%		3%
0.77%	$914	2.10%		1.00%		(0.04%)		1.06%		11%
26.17%	$1,051	1.98%		1.00%		0.11%		1.09%		8%
13.58%	$177	2.78	%(f)	1.00	%(f)	(0.65	%)(f)	1.13	%(f)	16%

7.61%	$427	2.78	%(f)	1.75	%(f)	(0.25	%)(f)	0.78	%(f)	9%
1.29%	$401	2.96%		1.75%		(0.97%)		0.24%		3%
(0.12%)	$322	2.86%		1.75%		(0.77%)		0.34%		11%
25.31%	$267	2.86%		1.75%		(0.75%)		0.35%		8%
12.88%	$262	3.48	%(f)	1.75	%(f)	(1.33	%)(f)	0.41	%(f)	16%

8.23%	$30,969	1.78	%(f)	0.75	%(f)	0.75	%(f)	1.78	%(f)	9%
2.25%	$29,327	1.95%		0.75%		0.04%		1.24%		3%
0.88%	$28,296	1.86%		0.75%		0.23%		1.34%		11%
26.53%	$27,373	1.84%		0.75%		0.26%		1.35%		8%
13.89%	$21,797	2.36	%(f)	0.75	%(f)	(0.08	%)(f)	1.53	%(f)	16%

Semi-Annual Report | December 31, 2016	31

Cullen Funds Trust

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Six months ended December 31, 2016 (unaudited).
(e)	Less than $0.01.
(f)	Annualized.
(g)	Commencement of operations was September 1, 2012.

See Notes to Financial Statements.
32	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

			Net Realized
			and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized		Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains		Distributions	End of Period

Cullen Emerging Markets High Dividend Fund
Retail
12/31/2016(d)	$9.44	0.12	(0.10)	0.02	(0.24)	–		(0.24)	$9.22
6/30/2016	$10.87	0.28	(1.32)	(1.04)	(0.39)	–		(0.39)	$9.44
6/30/2015	$11.57	0.22	(0.60)	(0.38)	(0.32)	–		(0.32)	$10.87
6/30/2014	$10.55	0.24	1.00	1.24	(0.22)	–		(0.22)	$11.57
6/30/2013(f)	$10.00	0.23	0.43	0.66	(0.11)	(0.00	)(g)	(0.11)	$10.55
Class C
12/31/2016(d)	$9.37	0.09	(0.12)	(0.03)	(0.20)	–		(0.20)	$9.14
6/30/2016	$10.80	0.20	(1.30)	(1.10)	(0.33)	–		(0.33)	$9.37
6/30/2015	$11.51	0.15	(0.60)	(0.45)	(0.26)	–		(0.26)	$10.80
6/30/2014	$10.52	0.15	0.99	1.14	(0.15)	–		(0.15)	$11.51
6/30/2013(f)	$10.00	0.16	0.43	0.59	(0.07)	(0.00	)(g)	(0.07)	$10.52
Class I
12/31/2016(d)	$9.50	0.14	(0.12)	0.02	(0.25)	–		(0.25)	$9.27
6/30/2016	$10.91	0.31	(1.31)	(1.00)	(0.41)	–		(0.41)	$9.50
6/30/2015	$11.60	0.27	(0.62)	(0.35)	(0.34)	–		(0.34)	$10.91
6/30/2014	$10.57	0.28	0.99	1.27	(0.24)	–		(0.24)	$11.60
6/30/2013(f)	$10.00	0.20	0.48	0.68	(0.11)	(0.00	)(g)	(0.11)	$10.57
Cullen Enhanced Equity Income Fund
Retail
12/31/2016(d)	$10.48	0.14	0.27	0.41	(0.61)	–		(0.61)	$10.28
6/30/2016(h)	$10.00	0.16	0.50	0.66	(0.18)	–		(0.18)	$10.48
Class C
12/31/2016(d)	$10.52	0.10	0.27	0.37	(0.58)	–		(0.58)	$10.31
6/30/2016(h)	$10.00	0.13	0.50	0.63	(0.11)	–		(0.11)	$10.52
Class I
12/31/2016(d)	$10.52	0.15	0.28	0.43	(0.63)	–		(0.63)	$10.32
6/30/2016(h)	$10.00	0.18	0.50	0.68	(0.16)	–		(0.16)	$10.52

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Six months ended December 31, 2016 (unaudited).
(e)	Annualized.
(f)	Commencement of operations was September 1, 2012.
(g)	Less than $0.01.
(h)	Commencement of operations was December 15, 2015.

See Notes to Financial Statements.
34	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

0.09%	$12,690	1.54	%(e)	1.25	%(e)	2.23	%(e)	2.52	%(e)	27%
(9.34%)	$12,496	1.60%		1.25%		2.68%		3.03%		69%
(3.26%)	$24,781	1.59%		1.25%		1.66%		2.00%		64%
11.84%	$24,666	1.89%		1.25%		1.55%		2.19%		60%
6.61%	$5,288	5.12	%(e)	1.25	%(e)	(1.35	%)(e)	2.52	%(e)	37%

(0.39%)	$3,159	2.29	%(e)	2.00	%(e)	1.49	%(e)	1.78	%(e)	27%
(9.95%)	$3,165	2.35%		2.00%		1.84%		2.20%		69%
(3.93%)	$4,696	2.34%		2.00%		0.97%		1.32%		64%
10.89%	$4,376	2.71%		2.00%		0.71%		1.41%		60%
5.93%	$3,211	6.15	%(e)	2.00	%(e)	(2.37	%)(e)	1.78	%(e)	37%

0.11%	$231,511	1.29	%(e)	1.00	%(e)	2.49	%(e)	2.78	%(e)	27%
(8.91%)	$209,368	1.36%		1.00%		2.93%		3.30%		69%
(2.98%)	$150,405	1.35%		1.00%		2.09%		2.43%		64%
12.11%	$58,653	1.64%		1.00%		1.96%		2.59%		60%
6.83%	$8,651	6.80	%(e)	1.00	%(e)	(3.55	%)(e)	2.25	%(e)	37%

4.01%	$1,011	5.36	%(e)	1.00	%(e)	(1.74	%)(e)	2.62	%(e)	90%
6.69%	$581	7.62	%(e)	1.00	%(e)	(3.86	%)(e)	2.76	%(e)	86%

3.65%	$645	6.22	%(e)	1.75	%(e)	(2.60	%)(e)	1.87	%(e)	90%
6.31%	$533	8.56	%(e)	1.75	%(e)	(4.39	%)(e)	2.42	%(e)	86%

4.19%	$5,923	5.17	%(e)	0.75	%(e)	(1.55	%)(e)	2.87	%(e)	90%
6.88%	$4,275	7.56	%(e)	0.75	%(e)	(3.39	%)(e)	3.42	%(e)	86%

Semi-Annual Report | December 31, 2016	35

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of December 31, 2016 all written option contracts held are exchange-traded.

c)	Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

d)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have

36	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (e) below.

e)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2016 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(2)	$187,269,575	$–	$–	$187,269,575
Preferred Stocks	3,813,170	–	–	3,813,170
Total	$191,082,745	$–	$–	$191,082,745

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(2)	$1,866,384,908	$–	$–	$1,866,384,908
Short Term Investments	6,627,198	–	–	6,627,198
Total	$1,873,012,106	$–	$–	$1,873,012,106

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(2)	$3,667,809	$–	$–	$3,667,809
Short Term Investments	897,374	–	–	897,374
Total	$4,565,183	$–	$–	$4,565,183

Semi-Annual Report | December 31, 2016	37

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(2)	$29,905,670	$–	$–	$29,905,670
Short Term Investments	2,154,536	–	–	2,154,536
Total	$32,060,206	$–	$–	$32,060,206

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(2)	$232,012,768	$–	$–	$232,012,768
Participatory Notes	–	9,372,487	–	9,372,487
Short Term Investments	2,514,714	–	–	2,514,714
Total	$234,527,482	$9,372,487	$–	$243,899,969

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks(2)	$7,264,755	$–	$–	$7,264,755
Short Term Investments	330,714	–	–	330,714
Total	$7,595,469	$–	$–	$7,595,469
Other Financial Instruments
Liabilities
Written Options	$(12,165)	–	–	$(12,165)
Total	$(12,165)	–	–	$(12,165)

(1)	As discussed further in Note 2(d), securities within Level 2 result from pre-determined trigger events being met and fair valuation models provided by the Funds’ independent pricing vendors being incorporated into the closing price of the respective securities as traded on their respective exchanges. Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.
(2)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

Transfers into and out of Levels 1 and 2 for the six months ended December 31, 2016 were as follows:

	Level 1		Level 2
Cullen International High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$133,931,931			$(133,931,931)
Total	$133,931,931	$–	$–	$(133,931,931)

	Level 1		Level 2
Cullen Emerging Markets High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$140,600,748			$(140,600,748)
Total	$140,600,748	$–	$–	$(140,600,748)

f)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

g)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the six months ended December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

38	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

h)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

i)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

j)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

k)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

l)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

m)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

Semi-Annual Report | December 31, 2016	39

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

The Cullen Enhanced Equity Income Fund had the following transactions in written options during the six months ended December 31, 2016:

Cullen Enhanced Equity Income Fund

	Written Call Options
	Contracts	Premiums
Outstanding, June 30, 2016	262	$16,783
Positions opened	1,850	122,542
Closed	(881)	(56,154)
Exercised	(880)	(58,434)
Expired	(60)	(3,232)
Outstanding, December 31, 2016	291	$21,505
Market Value, December 31, 2016		$(12,165)

The effect of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2016:

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	(12,165)
Total		$(12,165)

The effect of derivatives instruments on the Statements of Operations for the year ended December 31, 2016:

Change in
Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income

Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written
	options	61,400	18,821
Total		$61,400	$18,821

The Cullen Enhanced Equity Income Fund had the following monthly average written call option contracts volume during the six months ended December 31, 2016:

Fund	Monthly Average Written Option Contract Volume
Cullen Enhanced Equity Income Fund	253

The Cullen Emerging Markets High Dividend Fund had the following monthly average rights contracts volume during the six months ended December 31, 2016:

Fund	Monthly Average Written Option Contract Volume
Cullen Emerging Markets High Dividend Fund	5,144

40	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:
	Six Months Ended December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
Cullen International High Dividend Fund
Retail
Shares sold	696,815	1,928,780
Dividends reinvested	35,199	93,288
Shares redeemed	(759,229)	(3,942,207)
Net decrease in shares outstanding	(27,215)	(1,920,139)
Class C
Shares sold	83,931	29,460
Dividends reinvested	2,004	5,075
Shares redeemed	(83,526)	(78,294)
Net increase/(decrease) in shares outstanding	2,409	(43,759)
Class I
Shares sold	3,071,476	9,569,942
Dividends reinvested	128,869	320,720
Shares redeemed	(7,034,602)	(13,001,679)
Net decrease in shares outstanding	(3,834,257)	(3,111,017)
Class R1
Shares sold	19	102
Dividends reinvested	36	96
Shares redeemed	–	(3,322)
Net increase/(decrease) in shares outstanding	55	(3,124)
Class R2
Shares sold	263	1,784
Dividends reinvested	72	299
Shares redeemed	(6,163)	(2,296)
Net decrease in shares outstanding	(5,828)	(213)

Semi-Annual Report | December 31, 2016	41

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
Cullen High Dividend Equity Fund
Retail
Shares sold	1,544,682	4,221,191
Dividends reinvested	692,269	1,044,075
Shares redeemed	(2,423,962)	(10,708,511)
Net decrease in shares outstanding	(187,011)	(5,443,245)
Class C
Shares sold	204,317	439,895
Dividends reinvested	176,555	227,608
Shares redeemed	(634,136)	(773,645)
Net decrease in shares outstanding	(253,264)	(106,142)
Class I
Shares sold	7,406,614	15,842,585
Dividends reinvested	2,299,398	3,203,961
Shares redeemed	(10,705,131)	(31,693,590)
Net decrease in shares outstanding	(999,119)	(12,647,044)
Class R1
Shares sold	21,126	13,506
Dividends reinvested	8,949	14,736
Shares redeemed	(115)	(143,514)
Net increase/(decrease) in shares outstanding	29,960	(115,272)
Class R2
Shares sold	18,281	28,372
Dividends reinvested	9,794	12,262
Shares redeemed	(24,457)	(32,233)
Net increase in shares outstanding	3,618	8,401

Cullen Small Cap Value Fund
Retail
Shares sold	1,991	5,231
Dividends reinvested	255	1,917
Shares redeemed	(34,602)	(9,781)
Net decrease in shares outstanding	(32,356)	(2,633)
Class C
Shares sold	–	2,137
Dividends reinvested	38	227
Shares redeemed	(808)	(1,948)
Net increase/(decrease) in shares outstanding	(770)	416
Class I
Shares sold	11,544	29,587
Dividends reinvested	2,507	10,097
Shares redeemed	(45,615)	(32,865)
Net increase/(decrease) in shares outstanding	(31,564)	6,819

42	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
Cullen Value Fund
Retail
Shares sold	3,332	19,584
Dividends reinvested	705	3,309
Shares redeemed	(18,191)	(28,550)
Net decrease in shares outstanding	(14,154)	(5,657)
Class C
Shares sold	1,731	7,437
Dividends reinvested	262	749
Shares redeemed	(1,975)	(1,719)
Net increase in shares outstanding	18	6,467
Class I
Shares sold	231,291	151,750
Dividends reinvested	35,953	102,111
Shares redeemed	(284,614)	(123,020)
Net increase/(decrease) in shares outstanding	(17,370)	130,841

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	407,964	1,095,632
Dividends reinvested	32,563	49,968
Shares redeemed	(387,449)	(2,101,710)
Net increase/(decrease) in shares outstanding	53,078	(956,110)
Class C
Shares sold	55,614	70,696
Dividends reinvested	7,262	13,664
Shares redeemed	(55,214)	(181,387)
Net increase/(decrease) in shares outstanding	7,662	(97,027)
Class I
Shares sold	6,153,487	19,681,886
Dividends reinvested	573,045	689,947
Shares redeemed	(3,807,900)	(12,105,416)
Net increase in shares outstanding	2,918,632	8,266,417

Semi-Annual Report | December 31, 2016	43

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

		For the Period
	For the Six Months	December 16, 2015
	Ended December	to
	31, 2016 (Unaudited)	June 30, 2016(a)
Cullen Enhanced Equity Income Fund
Retail:
Shares sold	39,510	162,074
Shares issued in reinvestment of distributions to shareholders	4,417	930
Shares redeemed	(1,004)	(107,614)
Net increase in shares outstanding	42,923	55,390

Class C:
Shares sold	8,745	50,096
Shares issued in reinvestment of distributions to shareholders	3,291	528
Shares redeemed	(79)	–
Net increase in shares outstanding	11,957	50,624

Class I:
Shares sold	138,317	400,000
Shares issued in reinvestment of distributions to shareholders	29,554	6,370
Shares redeemed	(1)	–
Net increase in shares outstanding	167,870	406,370

(a) Commencement of operations was December 15, 2015.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2016 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$48,688,439	$70,832,026
Cullen High Dividend Equity Fund	253,746,707	251,087,531
Cullen Small Cap Value Fund	1,116,544	3,329,847
Cullen Value Fund	3,558,563	2,574,401
Cullen Emerging Markets High Dividend Fund	100,802,022	63,139,169
Cullen Enhanced Equity Income Fund	7,335,312	5,526,419

5. FEDERAL TAX INFORMATION

As of June 30, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation	Total
Cullen International High Dividend Fund	$239,069	$(48,945,216)	$23,811,071	$(24,895,076)
Cullen High Dividend Equity Fund	–	50,875,901	720,710,055	771,585,956
Cullen Small Cap Value Fund	1,230	(316,113)	531,351	216,468
Cullen Value Fund	32,697	–	7,258,261	7,290,958
Cullen Emerging Markets High Dividend Fund	1,796,333	(36,000,259)	9,148,524	(25,055,402)
Cullen Enhanced Equity Income Fund	153,750	1,211	129,768	284,729

44	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

As of December 31, 2016 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation	Gross Depreciation		Cost of Investments
	(excess of value	(excess of tax cost	Net Unrealized	for Income Tax
	over tax cost)	over value)	Appreciation/(Depreciation)	Purposes*
Cullen International High Dividend Fund	$26,180,959	$(4,658,680)	$21,522,279	$169,560,466
Cullen High Dividend Equity Fund	692,275,392	(4,908,986)	687,366,406	1,185,645,700
Cullen Small Cap Value Fund	1,138,699	(91,607)	1,047,092	3,518,091
Cullen Value Fund	8,362,289	(332,556)	8,029,733	24,030,473
Cullen Emerging Markets High
Dividend Fund	23,563,291	(13,446,947)	10,116,344	233,783,625
Cullen Enhanced Equity Income Fund	235,497	(164,796)	70,701	7,524,768

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Cullen International High Dividend Fund	$–	$(142,110)	$142,110
Cullen High Dividend Equity Fund	4,332,999	(313,414)	(4,019,585)
Cullen Small Cap Value Fund	–	(2)	2
Cullen Value Fund	(19,820)	1,011,428	(991,608)
Cullen Emerging Markets High Dividend Fund	(2)	1,330,092	(1,330,090)
Cullen Enhanced Equity Income Fund	(172)	172	–

At June 30, 2016, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

Fund	Expiring in 2017	Expiring in 2018	No Expiration Short-Term	No Expiration Long-Term	Total
Cullen International High Dividend Fund	$1,150,342	$17,096,391	$19,688,835	$1,859,872	$39,795,440
Cullen High Dividend Equity Fund	–	–	–	–	–
Cullen Small Cap Value Fund	–	–	269,183	46,930	316,113
Cullen Value Fund	–	–	–	–	–
Cullen Emerging Markets High Dividend Fund	–	–	16,219,179	5,075,335	21,294,514
Cullen Enhanced Equity Income Fund	–	–	–	–	–

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $9,149,776 and $14,705,745, respectively, as having been incurred in the following fiscal year June 30, 2017.

Semi-Annual Report | December 31, 2016	45

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

The tax composition of dividends paid during the year ended June 30, 2016 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$6,189,161	$–
Cullen High Dividend Equity Fund	50,403,372	52,155,743
Cullen Small Cap Value Fund	–	147,853
Cullen Value Fund	1,336,826	68,282
Cullen Emerging Markets High Dividend Fund	6,978,684	–
Cullen Enhanced Equity Income Fund	79,144	–

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2017, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

46	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

As of June 30, 2016, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2017	2018	2019
Cullen International High Dividend Fund
Retail	$71,710	$87,602	$85,177
Class C	4,456	5,482	6,692
Class I	436,290	491,835	403,411
Class R1	80	–	–
Class R2	62	–	–
Total	$512,598	$584,919	$495,280
Cullen High Dividend Equity Fund
Retail	$1,533,595	$1,487,295	$1,152,409
Class C	265,976	290,050	285,984
Class I	6,068,336	5,691,686	4,792,166
Class R1	11,658	3,391	2,636
Class R2	5,911	2,454	10,899
Total	$7,885,476	$7,483,876	$6,244,094
Cullen Small Cap Value Fund
Retail	$60,863	$54,361	$39,342
Class C	2,676	3,329	3,930
Class I	150,336	185,855	206,551
Total	$213,875	$243,545	$249,823
Cullen Value Fund
Retail	$3,366	$12,397	$11,604
Class C	2,832	3,414	4,151
Class I	266,468	303,245	335,514
Total	$272,666	$319,056	$351,269

Cullen Emerging Markets High Dividend Fund
Retail	$110,163	$91,142	$49,200
Class C	26,282	15,954	12,267
Class I	202,707	394,872	574,646
Total	$339,152	$501,968	$636,113

Cullen Enhanced Equity Income Fund

Retail	$–	$–	$21,231
Class C	–	–	18,382
Class I	–	–	147,430

Total	$–	$–	$187,043

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. State Street Global Services serves as the Funds’ custodian.

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

Semi-Annual Report | December 31, 2016	47

Cullen Funds Trust	Notes to Financial Statements
December 31, 2016 (Unaudited)

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At December 31, 2016, the Cullen Small Cap Value Fund had two affiliated shareholders who held 37.57% and 8.71% of the Fund’s outstanding shares, the Cullen Value Fund had two affiliated shareholders who held 23.88% and 6.27% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had one affiliated shareholder who held 73.32% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

48	www.cullenfunds.com

Cullen Funds Trust	Additional Information
December 31, 2016 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

Semi-Annual Report | December 31, 2016	49

INVESTMENT ADVISOR

Cullen Capital Management LLC 645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP 1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

CUSTODIAN

State Street Bank and Trust Company One Lincoln Street

Boston, MA 02111

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

(b)	Certifications required by Item 12(b) are filed herewith as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 7, 2017

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	March 7, 2017